Trade Payables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade Payables/Other Payables [Abstract]
Service providers	₪ 1,703	$ 491	₪ 1,343
Notes payable			58
Trade payables, Total	₪ 1,703	$ 491	₪ 1,401